WARRANT LIABILITIES 01/31/17 (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrant Derivative Liabilities Fair Value	$ 638,291	$ 326,595	$ 1,128,841